Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2015	2014
	(In Thousands)
Land and improvements	$2,316	$2,275
Buildings and improvements	9,857	9,723
Furniture and equipment	4,415	4,332
	16,588	16,330
Accumulated depreciation	(10,116)	(9,596)

	$6,472	$6,734

Operating Leases of Lessee Disclosure [Table Text Block]

2016	$352
2017	363
2018	363
2019	368
2020	376
Thereafter	1,844
$3,666